Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000890453
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
WILSHIRE INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

June 24, 2019

IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.

(the “Company”)

Wilshire International Equity Fund

Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement to the Summary Prospectus and Prospectus, each dated April 30, 2019,

with respect to the Wilshire International Equity Fund

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE WILSHIRE INTERNATIONAL EQUITY FUND (THE “INTERNATIONAL FUND”) AND IN THE COMPANY’S PROSPECTUS.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).

On May 20, 2019, the Board approved a subadvisory agreement between Wilshire and Lazard Asset Management LLC (“Lazard”), pursuant to which Lazard will serve as a subadviser to the International Fund effective June 28, 2019. Concurrently therewith, the Board also approved a change to the International Fund’s primary benchmark from the MSCI All Country World Index ex U.S. (“MSCI ACWI ex-US”) to the MSCI All Country World Index ex-US Investable Market Index (the “MSCI ACWI ex-US IMI”), effective June 28, 2019.

The Summary Prospectus and Prospectus are supplemented as detailed below.

*****

The second sentence of the second paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the International Fund is supplemented to include reference to Lazard as follows (emphasis added to denote change).

Each of WCM Investment Management (“WCM”), Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Pzena Investment Management, LLC (“Pzena”), and Lazard Asset Management LLC (“Lazard”) manage a portion of the International Fund’s portfolio.

The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus and Prospectus of the International Fund.

In managing its portion of the International Fund, Lazard selects securities ranked according to four independent proprietary measures: growth, value, sentiment and quality. Growth potential is measured by looking at the consistency of earnings and sales over the past few years and then by leveraging this data, along with margins, research and development, capital expenditures, cash flow growth and other reported financial metrics to project future growth potential. Valuation is derived by comparing relative book value, cash flow and earnings across companies normalized by industry and region. Sentiment is gauged by looking at relative idiosyncratic price strength, changes in sell-side analysts’ earnings projections and the street’s enthusiasm for the stock. Quality is measured by the strength of a company’s earnings and its ability to grow its earnings organically. Risks are controlled relative to the strategy’s benchmark using a proprietary approach which measures multiple contributors, including beta, capitalization, geographic and sector exposure, style, position size, and company events. Security weights are determined by a combination of a stock’s attractiveness and the risk impact to the Fund’s portfolio.

The Average Annual Total Returns presented under the heading “Past Performance” of the Summary Prospectus and Prospectus of the International Fund is amended to include the MSCI All Country World Index ex-US Investable Market Index as set forth below.

Average Annual Total Returns
(periods ended December 31, 2018)
	1 year	5 years	10 years
Investment Class
Return Before Taxes	(12.66)%	0.59%	6.03%
Return After Taxes on Distributions	(13.51)%	0.29%	5.66%
Return After Taxes on Distributions and Sale of Shares	(6.67)%(1)	0.48%	4.89%
Institutional Class
Return Before Taxes	(12.39)%	0.85%	6.29%
MSCI All Country World Index ex-US Investable Market Index(2)
(reflects no deduction for fees, expenses and taxes)	(14.76)%	0.85%	6.97%
MSCI All Country World Index ex US(2)
(reflects no deduction for fees, expenses and taxes)	(14.20)%	0.68%	6.57%

(1)	In certain cases the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

(2)	This table compares the International Fund’s average annual total returns for the period ended December 31, 2018 to those of the MSCI All Country World Index ex-US Investable Market Index and the MSCI All Country World Index ex US. Effective June 28, 2019, the International Fund’s benchmark changed from the MSCI All Country World Index ex US to the MSCI All Country World Index ex-US Investable Market Index based upon the Adviser’s determination that the MSCI All Country World Index ex-US Investable Market Index more closely aligns with the investment strategy of the International Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

*****

If you have any questions regarding the International Fund or any series of the Company,

please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.